Details of Guarantees and Documentary Credits Outstanding (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Financial guarantees USD ($)	Mar. 31, 2014 Financial guarantees INR	Mar. 31, 2013 Financial guarantees INR	Mar. 31, 2014 Performance guarantees USD ($)	Mar. 31, 2014 Performance guarantees INR	Mar. 31, 2013 Performance guarantees INR	Mar. 31, 2014 Documentary credits USD ($)	Mar. 31, 2014 Documentary credits INR	Mar. 31, 2013 Documentary credits INR	Mar. 31, 2014 Guarantees USD ($)	Mar. 31, 2014 Guarantees INR	Mar. 31, 2013 Guarantees INR
Derivatives, Fair Value [Line Items]
Bank Guarantees	$ 7,359.4	441,559.3	390,167.7	$ 2,687.7	161,259.8	99,886.2	$ 1,470.1	88,204.3	69,686.1	$ 3,201.6	192,095.2	220,595.4
Estimated fair values of bank guarantees	$ (24.7)	(1,480.7)	(1,322.8)							$ (3.0)	(179.0)	(232.6)	$ (21.7)	(1,301.7)	(1,090.2)